TAXES ON INCOME (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Carry forward tax losses			$ 3,603
Tax rate		20.00%	25.00%	25.00%	26.50%	26.50%
Unrecognized tax benefits			$ 663		$ 893	$ 758
Revenues			$ 67,825		$ 63,736	$ 77,543
Parent Company [Member]
Revenues | ₪				₪ 10,000,000
Minimum [Member]
Carry forward tax losses for subsidiaries, term			1 year	1 year
Maximum [Member]
Carry forward tax losses for subsidiaries, term			20 years	20 years
2017 [Member]
Tax rate			24.00%	24.00%
2018 [Member]
Tax rate			23.00%	23.00%
Subsidiary of Common Parent [Member]
Carry forward tax losses			$ 14,330
Development area A [Member]
Tax rate			9.00%	9.00%
Development area A [Member] | Subsequent Event [Member]
Tax rate	7.50%
Other area [Member]
Tax rate			16.00%	16.00%
Technological preferred enterprise [Member]
Tax rate			12.00%	12.00%
Technological preferred enterprise development area A [Member]
Tax rate			7.50%	7.50%
Foreign Tax Authority [Member]
Tax rate			4.00%	4.00%